GENERAL	12 Months Ended
Dec. 31, 2016
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Rosetta Genomics Ltd. ("Rosetta Genomics" or the “Company”) commenced its operations on March 9, 2000. The Company’s integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company’s microRNA-based tests, RosettaGX Cancer Origin™, RosettaGX Reveal™, mi-LUNG™, and mi-KIDNEY™, are commercially available worldwide and all samples are processed in its Philadelphia-based, CAP-accredited, Clinical Laboratories Improvement Amendments (“CLIA”) certified lab. With the acquisition of CynoGen, Inc. (described in Note 1d below), the Company offers a broader menu of molecular and other assays for bladder, lung, prostate and breast cancer patients through its facility in Lake Forest, California.

b.
The Company has three wholly-owned subsidiaries in the United States: (1), Rosetta Genomics, Inc. (“Rosetta Inc.”), (2) Minuet Diagnostics, Inc. (“Minuet”), and (3) CynoGen, Inc. (“CynoGen” or “PersonalizeDx” and collectively with Rosetta Inc., and Minuet, the “Subsidiaries”). The principal business activities of the U.S. Subsidiaries are to commercialize the Company’s products, perform tests in its CLIA-approved laboratories and expand the business of the Company in the United States (see Note 1d).

c.	Reverse stock split:

On March 16, 2017, subsequent to the balance sheet date, the shareholders of the Company, at an Extraordinary General Meeting of Shareholders, approved a reverse stock split and consolidation of the registered (authorized) share capital of the Company as follows: every twelve (12) Ordinary Shares with a nominal (par) value of NIS 0.6 each were consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 7.2 each. All Ordinary Shares, options, warrants and per share amounts, including loss per share, have been adjusted to give retroactive effect to this reverse split for all periods presented.

d.	Acquisition of CynoGen, Inc.:

1.
On April 13, 2015, the Company, through Rosetta Inc., acquired all of the outstanding shares of Minuet and CynoGen from Prelude Corporation, a Fjord Ventures portfolio company. CynoGen is a molecular diagnostics and services company serving community-based pathologists, urologists, oncologists and other reference laboratories across the United States. CynoGen is focused on the detection of genomic changes through Fluorescence in situ Hybridization (“FISH”) technology, which helps to detect cancer, measure the potential aggressiveness of the disease and identify patients most likely to respond to targeted therapies.

The purchase price included $2,122 in cash, 41,667 of the Company's Ordinary Shares, par value NIS 7.2 per share and the provision of certain assets and services at cost to Prelude Corporation. Prelude Corporation has accepted 10,000 of the Company’s Ordinary Shares in lieu of the provision of certain assets and services to it by the Company. The aggregate fair value of the 51,667 Ordinary Shares issued amounted to approximately $1,950.

The acquisition was accounted for under the purchase method of accounting in accordance with Accounting Standard Codification (“ASC”) 805, “Business Combinations.” Accordingly, the Company allocated the purchase price to assets acquired and liabilities assumed based on a preliminary purchase price allocation study. Following the final purchase price allocation, the Company did not identify intangible assets to be recorded upon acquisition. As a result, the Company recognized a bargain purchased gain of approximately $155.

Acquisition costs in the amount of $707 consisted mainly of legal, tax and accounting fees and other external costs directly related to the acquisition and were included in operating expenses, as acquisition related costs.

2.	Discontinued Operations:

During the first half of 2017, the Company committed to a plan to sell its PersonalizeDx business in order to focus on its core business.
Accordingly, PersonalizeDx's results of operations and statement of financial position balances are presented as discontinued operations. All prior periods’ comparable results of operations, assets and liabilities have been retroactively reclassified to present the discontinued operations.

The results of the discontinued operations, including prior periods’ comparable results, assets and liabilities which have been retroactively included in discontinued operations as separate line items in the statements of comprehensive loss and balance sheets, are presented below:

	Year ended December 31,
	2016	2015

Revenues	$7,195	$5,393
Cost of revenues	5,898	5,269
Operating expenses	4,326	2,901
Operating loss	3,029	2,777

Financial expenses, net	20	21
Net loss	$3,049	$2,798

Depreciation expense totaled $632 and $449 for the years 2016 and 2015, respectively.

The major classes of assets and liabilities that were classified as discontinued operations were as follows:

	December 31	December 31
	2016	2015

Cash and cash equivalents	$1,570	$1,333
Short-term bank deposits	78	626
Trade receivables	2,520	3,288
Other accounts receivable and prepaid expenses	78	55
Property, plant and equipment, net	1,817	2,335

Total assets of discontinued operations	$6,063	$7,637

Trade payables	702	450
Accrued expenses and other liabilities	172	206

Total liabilities of discontinued operations	$874	$656

On September 8, 2017, the Company entered into a definitive agreement to sell the stock of Minuet along with its PersonalizeDx business to Pragmin Prognosis, Inc., in order to focus on its core miRNA business. The transaction is subject to certain closing conditions which have not yet occurred.

e.	Liquidity and Capital Resources:

The Company has incurred an accumulated deficit of approximately $156,503 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2016. As of December 31, 2016, the Company’s total shareholders’ equity amounted to $4,417.

During the year ended December 31, 2016 the Company incurred operating losses and negative cash flow from operating activities amounting to $16,233 and $10,367, respectively. The Company will be required to obtain additional liquidity resources in the near term in order to support the commercialization of its products and maintain its research and development activities.

As of December 31, 2016, the Company's cash position (cash and cash equivalents and short-term bank deposits) totaled approximately $6,241. The Company is addressing its liquidity issues by implementing initiatives to allow the coverage of budget deficit. The Company's current operating plan includes various assumptions concerning the level and timing of cash receipts from sales and cash outflows for operating activities and capital expenditures. The Company's ability to successfully carry out its business plan, which includes a cost-reduction plan should it be unable to raise sufficient additional capital, is primarily dependent upon its ability to (1) obtain sufficient additional capital, (2) attract and retain knowledgeable employees, (3) increase its cash collections and (4) generate significant additional revenues. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

According to management estimates, liquidity resources as of December 31, 2016, will be sufficient to maintain the Company's operations into the third quarter of 2017. The Company's inability to raise funds to carry out its business plan will have a severe negative impact on its ability to remain a viable company.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The audited consolidated financial statements do not include any adjustments relating to the recoverability and classification of assets or liabilities that might be necessary should the Company be unable to continue as a going concern

On November 23, 2016, the Company entered into a securities purchase agreement (the “November 2016 placement”) with a prominent institutional healthcare investor to purchase (i) an aggregate of 91,250 of the Company’s Ordinary Shares (the “Shares”) at a purchase price of $6.00 per share and an aggregate principal amount of $3,160 Unsecured Convertible Debentures (the “Registered Debentures”) in a registered direct offering (the “Registered Direct Offering”) and (ii) warrants to purchase up to 833,334 Ordinary Shares with an initial exercise price of $10.20 per share (the “Warrants”) and an aggregate principal amount of $1,293 Unsecured Convertible Debentures (the “PIPE Debentures” and together with the Registered Debentures, the “Debentures”) in a concurrent private placement (the “Private Placement” and, together with the Registered Direct Offering, the “Offerings”). The initial closing of the Offerings occurred on November 29, 2016, at which the Company received gross proceeds of $3,708 for the Ordinary Shares, the Registered Debentures and Warrants. The second closing of the Offering occurred, subsequent to the balance sheet date, on February 23, 2017, at which the Company received gross proceeds of $1,292 for the PIPE Debentures.

The aggregate net proceeds to the Company from the Offerings, after deducting the Placement Agents’ fees and expenses as well as the Company’s offering expenses, were approximately $4,500.

The Debentures are non-interest bearing, have a term of 30 years and are convertible into Ordinary Shares at an initial conversion price of $6.00 per share. The Debentures are not subject to voluntary prepayment prior to maturity. In the event of a reverse stock split of the Company’s Ordinary Shares, the conversion price of the Debentures shall be reduced to the lesser of (x) the then conversion price, as adjusted and (y) the average of the two lowest volume weighted average prices of the Company’s Ordinary Shares during the 10 trading days immediately following the reverse stock split, which shall thereafter be the new conversion price. Additionally, subject to limited exceptions, for a period of 18 months following the effective date of a resale registration statement on Form F-1 covering the resale of the Ordinary Shares issuable upon exercise of the Warrants and conversion of the PIPE Debentures (the “Resale Registration Statement”), if the Company issues Ordinary Shares or securities that are convertible or exercisable into Ordinary Shares at a price that is less than the effective conversion price, then the conversion price shall be automatically reduced to the price at which the Company issued the Ordinary Shares or the underlying exercise price or conversion price of the securities. Under no circumstances will the adjusted conversion price of the Debentures be lower than $3.00. The Company’s payment obligations under the Debentures are guaranteed by its U.S Subsidiaries.

The Warrants were immediately exercisable upon issuance and have a term of five years. The exercise price of the Warrants is subject to adjustment upon the occurrence of specific events, including stock dividends, stock splits, combinations and reclassifications of the Company’s Ordinary Shares and rights offerings and pro rata distributions with respect to all holders of the Company’s Ordinary Shares. Additionally, in the event of a reverse stock split of the Company’s Ordinary Shares, the exercise price will be reduced to the lesser of (x) the then exercise price, as adjusted and (y) the average of the two lowest volume weighted average prices of the Company’s Ordinary Shares during the 10 trading days immediately following the reverse stock split, which shall thereafter be the new exercise price. Additionally, subject to limited exceptions, for a period of 12 months following the effective date of the Resale Registration Statement, if the Company issues Ordinary Shares or securities that are convertible or exercisable into Ordinary Shares at a price that is less than the effective exercise price, then the exercise price shall be automatically reduced to the price at which the Company issued the Ordinary Shares or the underlying exercise price or conversion price of the securities.

The placement agents received (i) an aggregate cash fee equal to $350 ($260 at the initial closing in November 2016 and $90 at the second closing in February 2017), (ii) warrants to purchase up to 25,000 Ordinary Shares and (iii) reimbursement of expenses of $75. The placement agent warrants will become exercisable on November 29, 2017, will expire on November 29, 2021, and will have an exercise price of $7.50.

The Company also entered into a Registration Rights Agreement with the investor, pursuant to which the Company filed a resale registration statement on Form F-1 which became effective on February 16, 2017.

On February 18, 2015, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the “2015 Cantor Sales Agreement”) with Cantor Fitzgerald & Co., as sales agent (“Cantor”), and filed a prospectus supplement with the SEC relating to the offer and sale of up to $14,400 of its Ordinary Shares. During 2015, the Company sold through the 2015 Cantor Sales Agreement an aggregate of 202,030 of its Ordinary Shares, and received gross proceeds of $10,540, before deducting issuance expenses in an amount of $ 512. The 2015 Cantor Sales Agreement was terminated on October 13, 2015.

In addition, on October 13, 2015, the Company entered into a Securities Purchase Agreement (the “2015 Securities Purchase Agreement”), pursuant to which the Company agreed to sell securities to various accredited investors (the “2015 Purchasers”) in a private placement transaction (the "2015 Private Placement"). The Private Placement closed on October 16, 2015 (the “Closing Date”). The net proceeds to the Company from the 2015 Private Placement, after deducting placement agent fees and expenses, the Company’s offering expenses and excluding the proceeds, if any, from the exercise of the 2015 Warrants, were approximately $7,293.

Under the terms of the 2015 Private Placement, the Company issued an aggregate of 277,778 units at a purchase price of $28.80 per unit for gross proceeds of approximately $8,000. Each unit consisted of (i) one Ordinary Share (collectively, the “Shares”), (ii) a Series A Warrant to purchase one-half of an Ordinary Share at an exercise price of $33.00 per Ordinary Shares (subject to adjustment), exercisable for a period of five years from the Closing Date (the “2015 Series A Warrants”), and (iii) a partially pre-funded 2015 Series B Warrant (collectively and together with the 2015 Series A Warrants, the “2015 Warrants”). The 2015 Series B Warrants had an exercise price of NIS 7.2 (which has been prepaid) plus $0.0012 per share. The 2015 Series B Warrants were intended to reset the price of the units, and became exercisable for an aggregate of 222,223 shares based on 85% of the arithmetic average of the five lowest weighted average prices calculated during the ten trading days following the effective date of a resale registration statement registering the shares sold in the 2015 Private Placement for resale. The 2015 Series A Warrant exercise price has been adjusted to $19.752 per share, and all of the 2015 Series B Warrants have been exercised on a cashless basis, resulting in the issuance of 222,208 of the Company’s Ordinary Shares.

During 2014, the Company sold through the 2013 Cantor Sales Agreement an aggregate of 102,851 of its Ordinary Shares ("Ordinary Shares"), and received gross proceeds of $5,151 before deducting issuance expenses in an amount of $159. Sales of the Company's Ordinary Shares under the Cantor Sales Agreements were made in sales deemed to be "at-the-market" equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.